Significant capital and funding transactions - Summary of Common Shares Issued (Parenthetical) (Detail) - Ordinary shares [member] - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure of classes of share capital [line items]
Average cost of shares purchased for cancellation	$ 226.5	$ 162.1	$ 226.79	$ 166.76
Fair value of common shares purchased	$ 1,673	$ 488	$ 2,633	$ 826
Book value of common shares purchased	$ 110	$ 45	$ 173	$ 74
Average book value per share	$ 14.93	$ 14.87	$ 14.92	$ 14.86